Related parties - Agreements (Details) R$ in Millions, $ in Millions		3 Months Ended
	Nov. 24, 2017 USD ($) shares	Mar. 31, 2018 BRL (R$)	Mar. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Sep. 02, 2016 USD ($)
Transactions between related parties
Loan agreement receivable, noncurrent		R$ 9.9		R$ 9.7
Loan agreement receivable, current		75.9		R$ 73.2
TAP ME
Transactions between related parties
Total value of maintenance services acquired pursuant to such Maintenance Agreements		16.2	R$ 22.7
Shareholder | Loans to shareholders
Transactions between related parties
Loan agreement receivable, noncurrent		9.9			$ 2.8
HNA
Transactions between related parties
Loan agreement receivable, current	$ 22.0	R$ 75.9
One time upfront fee (as a percent)	1.00%
Interest rate (as a percent)	1.00%
Maturity of loan receivable agreement	364 days
Preferred shares pledged as guarantee for loan | shares	25,472,852
LIBOR | Shareholder | Loans to shareholders
Transactions between related parties
Variable spread on interest rate					2.30%